Derivative Financial Instruments - Summary of Net Gains Or Losses Arising from Fair Value and Cash Flow Hedges Included in Net Trading and Other Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about hedges [line items]
Hedge ineffectiveness	£ 8	£ 34	£ 5
Fair Value and Cash Flow Hedges [member]
Disclosure of detailed information about hedges [line items]
(Losses)/gains on hedging instruments	(360)	4	56
Gains/(losses) on hedged items attributable to hedged risks	414	75	(2)
Fair value hedging ineffectiveness	54	79	54
Cash flow hedging ineffectiveness	(46)	(45)	(49)
Hedge ineffectiveness	£ 8	£ 34	£ 5